united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

TOEWS TACTICAL GROWTH ALLOCATION FUND

TOEWS TACTICAL INCOME FUND

TOEWS TACTICAL OCEANA FUND

TOEWS TACTICAL MONUMENT FUND

TOEWS TACTICAL OPPORTUNITY FUND

TOEWS UNCONSTRAINED INCOME FUND

 TOEWS TACTICAL DEFENSIVE ALPHA FUND

Annual Report
April 30, 2019

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.toewscorp.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while seeking to reduce the risk of significant loss.

Our Strategy and Fund Performance

Our investment strategy enters and exits assets based entirely on asset price movements. When prices are rising, the system is fully invested, and we attempt to participate in the movement of the target asset class of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of the increase of the target asset price level.

Once our system exits a certain asset class, it attempts to remain out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

To take positions in stocks, we frequently employ the use of equity index futures contracts. Futures contracts are designed to track their respective market indices efficiently. Due to arbitrage and other factors, futures contracts tend to perform the same as holding the individual equities of the index and/or ETFs. Additionally, the funds use options contracts to hedge against swift and deep drops in the equity markets. In rising markets, the options contracts are expected to lose some value and lower fund performance.

Each market exit creates a possible market underperformance event. If the system exits an asset class and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging during a period of time, the more vulnerable the system is to under-performance. In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system that can be realized if the funds underperform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the twelve-month period ended April 30, 2019, Toews Tactical Growth Allocation Fund, Toews Tactical Income Fund, Toews Unconstrained Income Fund, and Toews Tactical Defensive Alpha Fund trailed their benchmarks. These funds saw an exit and a re-entry into target asset classes during the past year. As a result of this short-term exit and re-entry, those funds trailed their benchmarks during the period. Toews Tactical Oceana Fund, Toews Tactical Monument Fund and Toews Tactical Opportunity Fund performed better than their benchmarks. The exit in early October for these funds helped avoid the downturn realized in the fourth quarter, leading to relatively strong performance.

One-Year Performance as of 4-30-2019

Fund	Net Assets	Fund Return*	Benchmark Return	Benchmark
Toews Tactical Growth Allocation Fund	$18,794,521	5.75%	13.49%	S&P 500 TR
Toews Tactical Income Fund	$529,374,949	5.54%	6.74%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Tactical Oceana Fund	$32,237,658	-1.68%	-3.22%	MSCI EAFE Net
Toews Tactical Monument Fund	$28,077,618	15.53%	13.49%	S&P 500 TR
Toews Tactical Opportunity Fund	$43,970,715	7.29%	6.35%	Morningstar US Small Cap TR
			4.61%	Russell 2000 TR
Toews Unconstrained Income Fund	$61,349,477	4.48%	5.29%	Bloomberg Barclays Aggregate Bond Index
Toews Tactical Defensive Alpha Fund	$115,835,745	7.32%	13.49%	S&P 500 TR

*	Past performance is not indicative of future results

Our Outlook

Recent volatility has made conventional “buy and hold” investing a gut wrenching roller coaster ride again. As the trade war between the U.S. and China escalates, we see difficult market conditions continue as we move further into 2019. The potential advantage of our methodology is its ability to attempt to avoid the bulk of market declines. When markets decline, depending on its strategy, our funds can sell their market exposure to defensive assets like money market securities, bond funds, and/or low volatility stocks. If the objective of our funds is achieved, it creates an opportunity to buy near market lows and participate in potential rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

As always, we feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews	Portfolio Manager

A derivative is a security with a price that is dependent upon or derived from one or more underlying assets.

The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Merrill Lynch High Yield U.S. Corporates Index is a commonly used benchmark for U.S. issued high yield corporate bonds.

Morningstar US Small Cap TR Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe The S&P 400 Index is a stock market index that serves as a barometer for the U.S. mid-cap equities sector.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. The Bloomberg Barclays Aggregate Bond Index is an index used to represent U.S. traded investment grade bonds.

6477-NLD-06/03/2019

Toews Tactical Growth Allocation Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Growth Allocation Fund	5.75%	1.13%	2.70%
S&P 500 Total Return Index	13.49%	11.63%	13.99%

*	Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.72% of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Exchange Traded Funds	64.2%
Mutual Funds	20.3%
Options	0.2%
Cash and Other Assets Less Liabilities (1)	15.3%
100.0%

(1) Includes net unrealized appreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Income Fund	5.54%	3.46%	5.63%
BofA Merrill Lynch High Yield Cash Pay Index	6.74%	4.83%	7.45%

*	Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.61% of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Mutual Funds	95.9%
Exchange Traded Funds	3.7%
Cash and Other Assets Less Liabilities (1)	0.4%
100.0%

(1) Includes net unrealized depreciation on futures contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Oceana Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Oceana Fund	(1.68)%	0.23%	(0.49)%
The MSCI EAFE Index	(3.22)%	2.60%	7.02%

*	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.39% of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Exchange Traded Funds	82.9%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities (1)	16.9%
100.0%

(1) Includes net unrealized appreciation on purchased options contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Monument Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Monument Fund	15.53%	3.17%	5.75%
S&P 500 Total Return Index	13.49%	11.63%	14.47%

*	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.43% of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Exchange Traded Funds	81.7%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities (1)	18.1%
100.0%

(1) Includes net unrealized appreciation on purchased options contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Tactical Opportunity Fund	7.29%	(1.24)%	3.03%
Morningstar U.S. Small Cap Total Return Index	6.35%	8.29%	12.68%
Russell 2000 Total Return Index	4.61%	8.63%	12.40%

*	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.36% of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Exchange Traded Funds	82.1%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities (1)	17.7%
100.0%

(1) Includes net unrealized appreciation on purchased options contracts.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annualized
			Since
	1 Year	5 Year	Inception*
Toews Unconstrained Income Fund	4.48%	2.06%	2.53%
Bloomberg Barclays Aggregate U.S. Bond Index	5.29%	2.57%	2.93%

*	Commencement of operations is August 28, 2013.

The Bloomberg Barclays Aggregate U.S. Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.57% of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Exchange Traded Funds	52.8%
Mutual Funds	47.2%
Liabilities in Excess of Other Assets (1)	(0.0)%
100.0%

(1) Amount represents less than 0.05% of net assets.

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2019
		Annaualized
			Since
	1 Year	3 Year	Inception*
Toews Tactical Defensive Alpha Fund	7.32%	7.99%	10.35%
S&P 500 Total Return Index	13.49%	14.87%	15.72%

*	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund’s total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.31% of average net assets of average net assets, per the Fund’s prospectus dated August 31, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
April 30, 2019
Percent of
Net Assets
Exchange Traded Funds	79.9%
Options Purchased	0.2%
Cash and Other Assets Less Liabilities	19.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Toews Tactical Growth Allocation Fund
Portfolio of Investments
April 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 64.2%
	DEBT FUNDS - 64.2%
56,000	iShares Core U.S. Aggregate Bond ETF	$6,081,040
74,000	Vanguard Total Bond Market ETF	5,991,040
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,934,758)	12,072,080

	MUTUAL FUNDS - 20.3%
	DEBT FUNDS - 20.3%
2	AB High Income Fund, Inc. - Advisor Class	15
3	Aberdeen Global High Income Fund - Class I	21
2	America Century High-Yield Fund - R5 Class	12
3	America High-Income Trust - Class F-3	28
281,143	BlackRock High Yield Bond Portfolio - Institutional Class	2,145,124
3	BMO High Yield Bond Fund - Class I	26
2	Dreyfus High Yield Fund - Class I	14
2	Eaton Vance Income Fund of Boston - Institutional Class	12
2	First Investors Fund for Income - Institutional Class	5
2	Hartford High Yield Fund - Class Y	15
2	JPMorgan High Yield Fund - Class I	18
2	Loomis Sayles High Income Fund - Class Y	10
2	Lord Abbett High Yield Fund - Class I	16
113,020	MainStay MacKay High Yield Corporate Bond Fund - Class I	635,172
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	19
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	23
2	Nuveen High Income Bond Fund - Class I	17
2	Payden High Income Fund - Investor Class	16
116,369	PIMCO High Yield Fund - Institutional Class	1,032,193
2	Principal High Yield Fund - Institutional Class	14
3	Putnam High Yield Fund - Class Y	17
2	TIAA-CREF Bond Fund - Institutional Class	21
3	TIAA-CREF High Yield Fund - Institutional Class	29
2	Transamerica High Yield Bond Fund - Class I	20
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $3,715,451)	3,812,874

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
103	S&P 500 E-mini	June 2019	$2,600.00	$13,390,000	30,385
	TOTAL OPTIONS PURCHASED (Cost - $45,062)

	TOTAL INVESTMENTS - 84.7% (Cost - $15,695,271)				$15,915,339
	CASH AND OTHER ASSETS LESS LIABILITIES - 15.3%				2,879,182
	NET ASSETS - 100.0%				$18,794,521

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2019	Value	Unrealized Appreciation
59	MSCI EAFE Index E-Mini	June 2019	$5,655,150	$215,505	$215,505
7	Nasdaq 100 E-Mini	June 2019	1,092,000	85,103	85,103
36	Russell 2000 E-Mini	June 2019	2,869,560	73,910	73,910
18	S&P 500 E-Mini	June 2019	2,653,650	143,483	143,483
15	S&P Midcap 400 E-Mini	June 2019	2,960,100	125,550	125,550
	TOTAL FUTURES CONTRACTS				$643,551

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Portfolio of Investments
April 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 3.7%
	DEBT FUNDS - 3.7%
104,000	iShares iBoxx $ High Yield Corporate Bond ETF	$9,041,760
260,000	SPDR Bloomberg Barclays High Yield Bond ETF	9,430,200
45,000	VanEck Vectors Fallen Angel High Yield Bond ETF	1,309,050
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,501,266)	19,781,010

	MUTUAL FUNDS - 95.9%
	DEBT FUNDS - 95.9%
2	AB High Income Fund, Inc. - Advisor Class	20
3	Aberdeen Global High Income Fund - Class I	21
2	America Century High-Yield Fund - R5 Class	11
1	American High-Income Trust - Class F3	12
35,430,842	BlackRock High Yield Bond Portfolio - Institutional Class	270,337,322
2	BMO High Yield Bond Fund - Class I	19
3	Dreyfus High Yield Fund - Class I	17
2	Eaton Vance Income Fund of Boston - Institutional Class	8
2	First Investors Fund for Income - Institutional Class	5
3	Hartford High Yield Fund - Class Y	20
2	JPMorgan High Yield Fund - Class I	17
2	Loomis Sayles High Income Fund - Class Y	9
2	Lord Abbett High Yield Fund - Class I	15
18,083,183	MainStay MacKay High Yield Corporate Bond Fund - Class I	101,627,486
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	18
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	26
2	Nuveen High Income Bond Fund - Class I	15
2	Payden High Income Fund - Investor Class	13
15,283,680	PIMCO High Yield Fund - Institutional Class	135,566,245
2	Principal High Yield Fund - Institutional Class	13
2	Putnam High Yield Fund - Class Y	12
1	TIAA-CREF Bond Fund - Institutional Class	15
2	TIAA-CREF High Yield Fund - Institutional Class	19
2	Transamerica High Yield Bond Fund - Class I	23
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $494,690,384)	507,531,398

	TOTAL INVESTMENTS - 99.6% (Cost - $514,191,650)	$527,312,408
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%	2,062,541
	NET ASSETS - 100.0%	$529,374,949

OPEN FUTURES CONTRACTS
Number of			Notional Amount		Unrealized
Contracts	Open Long Future Contracts	Expiration	at April 30, 2019	Value	(Depreciation)
7	iBoxx iShares $ High Yield Corporate Bond Index	June 2019	$927,710	$(2,040)	$(2,040)

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Portfolio of Investments
April 30, 2019

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 82.9%
	DEBT FUNDS - 82.9%
123,000	iShares Core U.S. Aggregate Bond ETF				$13,356,570
165,000	Vanguard Total Bond Market ETF				13,358,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,417,424)				26,714,970

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
221	S&P 500 E-mini	June 2019	$2,600.00	$28,730,000	65,195
	TOTAL OPTIONS PURCHASED (Cost - $96,687)

	TOTAL INVESTMENTS - 83.1% (Cost - $26,514,111)				$26,780,165
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.9%				5,457,493
	NET ASSETS - 100.0%				$32,237,658

OPEN FUTURES CONTRACTS
Number of			Notional Amount at		Unrealized
Contracts	Open Long Future Contracts	Expiration	April 30, 2019	Value	Appreciation
340	MSCI EAFE Index E-mini	June 2019	$32,589,000	$1,240,192	$1,240,192

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Portfolio of Investments
April 30, 2019

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 81.7%
	DEBT FUNDS - 81.7%
106,000	iShares Core U.S. Aggregate Bond ETF				$11,510,540
141,000	Vanguard Total Bond Market ETF				11,415,360
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,673,388)				22,925,900

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
190	S&P 500 E-mini	June 2019	$2,600.00	$24,700,000	56,050
	TOTAL OPTIONS PURCHASED (Cost - $83,125)

	TOTAL INVESTMENTS - 81.9% (Cost - $22,756,513)				$22,981,950
	CASH AND OTHER ASSETS LESS LIABILITIES - 18.1%				5,095,668
	NET ASSETS - 100.0%				$28,077,618

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2019	Value	Unrealized Appreciation
55	Nasdaq 100 E-Mini	June 2019	$8,580,000	$668,668	$668,668
134	S&P 500 E-Mini	June 2019	19,754,950	1,068,149	1,068,149
					$1,736,817

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Portfolio of Investments
April 30, 2019

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 82.1%
	DEBT FUNDS - 82.1%
166,000	iShares Core U.S. Aggregate Bond ETF				$18,025,940
223,000	Vanguard Total Bond Market ETF				18,054,080
	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,675,900)				36,080,020

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
552	Russell 2000 E-mini	June 2019	$1,360.00	$37,536,000	85,560
	TOTAL OPTIONS PURCHASED (Cost - $135,240)

	TOTAL INVESTMENTS - 82.3% (Cost - $35,811,140)				$36,165,580
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.7%				7,805,135
	NET ASSETS - 100.0%				$43,970,715

OPEN FUTURES CONTRACTS
Number of			Notional Amount
Contracts	Open Long Future Contracts	Expiration	at April 30, 2019	Value	Unrealized Appreciation
278	Russell 2000 E-Mini	June 2019	$22,159,380	$570,750	570,750
113	S&P Midcap 400 E-Mini	June 2019	22,299,420	945,810	945,810
	TOTAL FUTURES CONTRACTS				$1,516,560

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments
April 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 52.8%
	DEBT FUNDS - 52.8%
70,400	iShares Core U.S. Aggregate Bond ETF	$7,644,736
9,900	iShares iBoxx $ High Yield Corporate Bond ETF	860,706
135,600	iShares TIPS Bond ETF	15,366,192
24,100	SPDR Bloomberg Barclays High Yield Bond ETF	874,107
94,600	Vanguard Total Bond Market ETF	7,658,816
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,377,525)	32,404,557

	MUTUAL FUNDS - 47.2%
	DEBT FUNDS - 47.2%
2	AB High Income Fund, Inc. - Advisor Class	14
2	Aberdeen Global High Income Fund - Class I	16
2	America Century High-Yield Fund - R5 Class	14
3	American High-Income Trust - Class F3	27
2,053,341	BlackRock High Yield Bond Portfolio - Institutional Clas	15,666,994
3	BMO High Yield Bond Fund - Class I	24
2	Dreyfus High Yield Fund - Class I	12
2	Eaton Vance Income Fund of Boston - Institutional Class	9
3	First Investors Fund for Income - Institutional Class	7
2	Hartford High Yield Fund - Class Y	17
2	JPMorgan High Yield Fund - Class I	13
3	Loomis Sayles High Income Fund - Class Y	13
2	Lord Abbett High Yield Fund - Class I	12
904,159	MainStay MacKay High Yield Corporate Bond Fund - Class	5,081,374
3	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	26
3	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class	26
3	Nuveen High Income Bond Fund - Class I	19
2	Payden High Income Fund - Investor Class	13
927,444	PIMCO High Yield Fund - Institutional Class	8,226,429
3	Principal High Yield Fund - Institutional Class	24
2	Putnam High Yield Advantage - Class Y	12
3	TIAA-CREF Bond Fund - Institutional Class	29
3	TIAA-CREF High Yield Fund - Institutional Class	26
2	Transamerica High Yield Bond - Class I	22
2	Vanguard Inflation-Protected Securities Fund - Investor Class	53
2	Virtus Seix High Yield Fund - Class I	17
	TOTAL MUTUAL FUNDS (Cost - $28,235,495)	28,975,242

	TOTAL INVESTMENTS - 100.0% (Cost - $59,613,020)	$61,379,799
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(30,322)
	NET ASSETS - 100.0%	$61,349,477

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Portfolio of Investments
April 30, 2019

Shares					Fair Value
	EXCHANGE TRADED FUNDS - 79.9%
	DEBT FUND - 79.9%
426,200	iShares Core U.S. Aggregate Bond ETF				$46,281,058
572,200	Vanguard Total Bond Market ETF				46,325,312
	TOTAL EXCHANGE TRADED FUNDS (Cost - $91,591,718)				92,606,370

Contracts**		Expiration	Exercise Price	Notional Amount
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
793	S&P 500 E-mini	June 2019	$2,600.00	$103,090,000	$233,935
	TOTAL OPTIONS PURCHASED (Cost - $346,938)

	TOTAL INVESTMENTS - 80.1% (Cost - $91,938,656)				$92,840,305
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.9%				22,995,440
	NET ASSETS - 100.0%				$115,835,745

OPEN FUTURES CONTRACTS
Number of			Notional Amount at
Contracts	Open Long Future Contracts	Expiration	April 30, 2019	Value	Unrealized Appreciation
361	MSCI EAFE Index E-mini	June 2019	$34,601,850	$1,304,019	$1,304,019
45	Nasdaq 100 E-Mini	June 2019	7,020,000	547,091	547,091
367	Russell 2000 E-Mini	June 2019	29,253,570	758,004	758,004
111	S&P 500 E-Mini	June 2019	16,364,175	878,776	878,776
148	S&P Mid 400 E-Mini	June 2019	29,206,320	1,233,860	1,233,860
	TOTAL FUTURES CONTRACTS				$4,721,750

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2019

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$15,695,271	$514,191,650	$26,514,111
Investments, at fair value	$15,915,339	$527,312,408	$26,780,165
Cash and cash equivalents	1,411,643	—	2,529,836
Cash deposit with broker - futures margin balance	872,313	113,023	1,753,748
Unrealized appreciation from open futures contracts	643,551	—	1,240,192
Dividends and interest receivable	19,838	2,334,545	4,279
Receivable for Fund shares sold	8,029	525,931	1,700
Prepaid expenses and other assets	8,849	21,204	9,479
Total Assets	18,879,562	530,307,111	32,319,399

LIABILITIES:
Due to custodian	—	12,668	—
Accrued advisory fees	447	432,745	15,117
Unrealized depreciation from open futures contracts	—	2,040	—
Payable for Fund shares redeemed	56,491	354,725	26,284
Payable to related parties	3,039	49,704	8,745
Accrued expenses and other liabilities	25,064	80,280	31,595
Total Liabilities	85,041	932,162	81,741

Net Assets	$18,794,521	$529,374,949	$32,237,658

NET ASSETS CONSIST OF:
Paid in capital	$18,528,006	$532,013,270	$36,131,285
Accumulated earnings (losses)	266,515	(2,638,321)	(3,893,627)
Net Assets	$18,794,521	$529,374,949	$32,237,658

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,756,137	48,312,097	3,582,285
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$10.70	$10.96	$9.00

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2019

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$22,756,513	$35,811,140	$59,613,020	$91,938,656
Investments, at fair value	$22,981,950	$36,165,580	$61,379,799	$92,840,305
Cash and cash equivalents	2,743,098	4,031,228	—	13,113,798
Cash deposit with broker - futures margin balance	670,599	2,329,395	—	5,421,795
Receivable for securities sold	—	—	239,117	—
Unrealized appreciation from futures contracts	1,736,817	1,516,560	—	4,721,750
Dividends and interest receivable	4,191	6,673	133,179	21,401
Receivable for Fund shares sold	1,280	2,161	12,252	94,764
Prepaid expenses and other assets	8,992	10,509	11,710	18,074
Total Assets	28,146,927	44,062,106	61,776,057	116,231,887

LIABILITIES:
Due to custodian	—	—	132,521	—
Accrued advisory fees	15,090	22,119	36,592	90,857
Payable for Fund shares redeemed	22,345	32,999	210,739	258,772
Payable to related parties	4,381	5,059	9,759	10,132
Accrued expenses and other liabilities	27,493	31,214	36,969	36,381
Total Liabilities	69,309	91,391	426,580	396,142

Net Assets	$28,077,618	$43,970,715	$61,349,477	$115,835,745

NET ASSETS CONSIST OF:
Paid in capital	$30,660,703	$54,236,171	$64,168,921	$109,633,157
Accumulated earnings (losses)	(2,583,085)	(10,265,456)	(2,819,444)	6,202,588
Net Assets	$28,077,618	$43,970,715	$61,349,477	$115,835,745

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,347,388	4,385,788	6,175,975	9,956,510
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$11.96	$10.03	$9.93	$11.63

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2019

	Toews Tactical	Toews Tactical	Toews Tactical
	Growth Allocation	Income	Oceana
	Fund	Fund	Fund
Investment Income:
Interest income	$78,651	$3,740,246	$109,292
Dividend income	425,593	18,211,936	732,957
Total Investment Income	504,244	21,952,182	842,249

Operating Expenses:
Investment advisory fees	196,287	5,411,076	374,334
Registration fees	32,714	37,613	33,560
Audit and tax fees	16,360	19,000	17,000
Third party administrative servicing fees	15,349	361,151	33,098
Administration fees	15,078	325,245	22,061
Printing expenses	14,835	51,990	5,635
Trustees’ fees	11,691	13,191	11,691
Legal fees	7,878	32,797	10,001
Compliance officer fees	7,190	14,788	7,898
Fund accounting fees	3,554	133,693	6,344
Transfer agent fees	3,000	52,382	5,000
Insurance expenses	277	20,350	694
Miscellaneous expenses	500	11,234	463
Total Operating Expenses	324,713	6,484,510	527,779

Less: Expenses waived by Adviser	(79,429)	—	(60,510)
Net Operating Expenses	245,284	6,484,510	467,269

Net Investment Income	258,960	15,467,672	374,980

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, and Futures Contracts:
Net realized gain (loss) on:
Investments	46,034	(3,722,279)	87,106
Purchased options contracts	(165,612)	—	(341,570)
Futures contracts	23,276	38,024	(3,365,318)
Net change in unrealized appreciation (depreciation) on:
Investments	236,130	15,881,902	279,127
Purchased options contracts	7,173	—	10,557
Futures contracts	673,264	(2,040)	1,479,270
Net Realized and Unrealized Gain (Loss) on Investments, Options and Futures Contracts	820,265	12,195,607	(1,850,828)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,079,225	$27,663,279	$(1,475,848)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2019

	Toews Tactical	Toews Tactical	Toews	Toews Tactical
	Monument	Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$86,011	$140,676	$321,610	$186,187
Dividend income	619,181	988,730	1,973,967	2,333,717
Total Investment Income	705,192	1,129,406	2,295,577	2,519,904

Operating Expenses:
Investment advisory fees	315,942	504,900	703,674	1,155,249
Registration fees	33,904	34,111	20,337	32,322
Third party administrative servicing fees	27,504	44,600	52,837	83,358
Administration fees	19,923	31,030	44,613	72,692
Audit and tax fees	17,000	17,000	19,000	17,250
Trustees’ fees	11,691	15,205	11,691	12,508
Legal fees	9,245	9,628	8,114	12,856
Compliance officer fees	7,971	8,909	4,800	11,976
Fund accounting fees	7,854	11,984	17,534	28,669
Printing expenses	7,787	8,742	20,010	10,001
Insurance expenses	2,765	4,402	4,723	2,195
Transfer agent fees	1,477	7,749	8,458	14,564
Miscellaneous expenses	463	556	833	3,358
Total Operating Expenses	463,526	698,816	916,624	1,456,998

Less: Expenses waived by Adviser	(69,063)	(68,407)	(38,366)	(13,157)
Net Operating Expenses	394,463	630,409	878,258	1,443,841

Net Investment Income	310,729	498,997	1,417,319	1,076,063

Realized and Unrealized Gain (Loss) on Investments, Purchased Options and Futures Contracts:
Net realized gain (loss) on:
Investments	70,485	94,404	(873,631)	2,021,426
Purchased options contracts	(371,952)	(373,246)	—	(1,030,962)
Futures contracts	2,329,781	1,270,408	—	(178,662)
Net change in unrealized appreciation (depreciation) on:
Investments	237,463	380,688	2,000,814	854,202
Purchased options contracts	34,539	49,238	—	(82,413)
Futures contracts	1,736,817	1,516,560	—	4,894,401
Net Realized and Unrealized Gain on Investments, Options and Futures Contracts	4,037,133	2,938,052	1,127,183	6,477,992

Net Increase in Net Assets Resulting From Operations	$4,347,862	$3,437,049	$2,544,502	$7,554,055

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Growth Allocation
	Fund

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
Operations:
Net investment income	$258,960	$200,870
Net realized gain (loss) on investments, purchased options and futures contracts	(96,302)	1,030,718
Distributions of capital gains from underlying investment companies	—	3,193
Net change in unrealized appreciation (depreciation) on investments and futures contracts	916,567	(528,633)
Net increase in net assets resulting from operations	1,079,225	706,148

Dividends and Distributions to Shareholders:
From net investment income	—	(66,183)
Total distributions paid*	(223,675)	—
Total Dividends and Distributions to Shareholders	(223,675)	(66,183)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	5,185,024	7,931,434
Reinvestment of dividends and distributions	208,888	56,850
Cost of shares redeemed	(8,519,092)	(9,249,038)
Net decrease in net assets from share transactions of beneficial interest	(3,125,180)	(1,260,754)

Total Decrease in Net Assets	(2,269,630)	(620,789)

Net Assets:
Beginning of year	21,064,151	21,684,940
End of year **	$18,794,521	$21,064,151

*	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current period presentation

**	Net Assets- End of year includes accumulated net investment income of $134,687 as of April 30, 2018.

Share Activity:
Shares Sold	515,013	759,032
Shares Reinvested	21,446	5,328
Shares Redeemed	(836,914)	(888,562)
Net decrease in shares of beneficial interest outstanding	(300,455)	(124,202)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Income		Toews Tactical Oceana
	Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
Operations:
Net investment income	$15,467,672	$18,073,900	$374,980	$187,434
Net realized gain (loss) on investments, purchased options and futures contracts	(3,684,255)	(10,527,578)	(3,619,782)	5,466,736
Distributions of capital gains from underlying investment companies	—	—	—	8,906
Net change in unrealized appreciation (depreciation) on investments and futures contracts	15,879,862	(5,800,848)	1,768,954	(2,370,139)
Net increase (decrease) in net assets resulting from operations	27,663,279	1,745,474	(1,475,848)	3,292,937

Dividends and Distributions to Shareholders:
From net realized gains	—	(19,794,414)	—	—
From net investment income	—	(17,445,375)	—	—
Total distributions paid*	(15,106,969)	—	(333,769)	—
Total Dividends and Distributions to Shareholders	(15,106,969)	(37,239,789)	(333,769)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	147,871,282	246,930,240	7,429,418	18,339,188
Reinvestment of dividends and distributions	14,673,282	36,443,668	329,632	—
Cost of shares redeemed	(235,210,926)	(199,120,899)	(24,854,795)	(17,516,176)
Net increase (decrease) in net assets from share transactions of beneficial interest	(72,666,362)	84,253,009	(17,095,745)	823,012

Total Increase (Decrease) in Net Assets	(60,110,052)	48,758,694	(18,905,362)	4,115,949

Net Assets:
Beginning of year	589,485,001	540,726,307	51,143,020	47,027,071
End of year **	$529,374,949	$589,485,001	$32,237,658	$51,143,020

*	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of year of Toews Tactical Income and Toews Tactical Oceana includes accumulated net investment income of $744,223 and $75,586, respectively, as of April 30, 2018.

Share Activity:
Shares Sold	13,878,405	22,130,029	852,035	1,966,174
Shares Reinvested	1,375,965	3,326,248	40,101	—
Shares Redeemed	(22,147,451)	(17,977,320)	(2,837,426)	(1,881,303)
Net increase (decrease) in shares of beneficial interest outstanding	(6,893,081)	7,478,957	(1,945,290)	84,871

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Tactical Monument		Toews Tactical Opportunity
	Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
Operations:
Net investment income	$310,729	$167,939	$498,997	$243,387
Net realized gain on investments, purchased options and futures contracts	2,028,314	2,105,685	991,566	1,471,000
Distributions of capital gains from underlying investment companies	—	7,622	—	11,807
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,008,819	(557,753)	1,946,486	(1,267,602)
Net increase in net assets resulting from operations	4,347,862	1,723,493	3,437,049	458,592

Distributions to Shareholders:
Total distributions paid*	(71,389)	—	(98,022)	—
Total Dividends and Distributions to Shareholders	(71,389)	—	(98,022)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	4,956,002	15,199,691	9,771,337	23,346,373
Reinvestment of dividends and distributions	70,307	—	96,767	—
Cost of shares redeemed	(22,832,075)	(16,147,901)	(34,240,185)	(20,706,370)
Net increase (decrease) in net assets from share transactions of beneficial interest	(17,805,766)	(948,210)	(24,372,081)	2,640,003

Total Increase (Decrease) in Net Assets	(13,529,293)	775,283	(21,033,054)	3,098,595

Net Assets:
Beginning of year	41,606,911	40,831,628	65,003,769	61,905,174
End of year **	$28,077,618	$41,606,911	$43,970,715	$65,003,769

*	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

**	Net Assets- End of year of Toews Tactical Monument and Toews Tactical Opportunity includes accumulated net investment income of $71,353 and $97,659, respectively, as of April 30, 2018.

Share Activity:
Shares Sold	462,403	1,430,176	1,027,292	2,432,517
Shares Reinvested	6,702	—	10,645	—
Shares Redeemed	(2,131,104)	(1,522,418)	(3,592,425)	(2,159,338)
Net increase (decrease) in shares of beneficial interest outstanding	(1,661,999)	(92,242)	(2,554,488)	273,179

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
Operations:
Net investment income	$1,417,319	$2,220,056	$1,076,063	$554,538
Net realized gain (loss) on investments, purchased options and futures contracts	(873,631)	(3,291,123)	811,802	9,202,087
Distributions of capital gains from underlying investment companies	—	5,824	—	21,416
Net change in unrealized appreciation (depreciation) on investments options and futures contracts	2,000,814	(2,158,472)	5,666,190	(2,520,147)
Net increase (decrease) in net assets resulting from operations	2,544,502	(3,223,715)	7,554,055	7,257,894

Dividends and Distributions to Shareholders:
From net realized gains	—	(2,561,228)	—	(14,331,062)
From net investment income	—	(2,204,305)	—	(142,706)
Total distributions paid*	(1,404,753)	—	(1,326,879)	—
Total Dividends and Distributions to Shareholders	(1,404,753)	(4,765,533)	(1,326,879)	(14,473,768)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	16,349,324	35,247,005	34,050,362	58,245,166
Reinvestment of dividends and distributions	1,325,294	4,611,109	1,306,879	14,263,686
Cost of shares redeemed	(57,869,970)	(40,539,667)	(48,164,590)	(41,593,330)
Net increase (decrease) in net assets from share transactions of beneficial interest	(40,195,352)	(681,553)	(12,807,349)	30,915,522

Total Increase (Decrease) in Net Assets	(39,055,603)	(8,670,801)	(6,580,173)	23,699,648

Net Assets:
Beginning of year	100,405,080	109,075,881	122,415,918	98,716,270
End of year **	$61,349,477	$100,405,080	$115,835,745	$122,415,918

*	Distributions from net investment income and net realized capital gains are combined for the year ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of year of Toews Unconstrained Income and Toews Tactical Defensive Alpha includes accumulated net investment income of $38,480 and $425,815, respectively, as of April 30, 2018.

Share Activity:
Shares Sold	1,686,596	3,451,604	3,077,579	4,957,932
Shares Reinvested	137,342	454,585	134,176	1,275,821
Shares Redeemed	(5,998,732)	(3,994,338)	(4,394,118)	(3,561,941)
Net increase (decrease) in shares of beneficial interest outstanding	(4,174,794)	(88,149)	(1,182,363)	2,671,812

See accompanying notes to financial statements.

Toews Tactical Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015

Net asset value, beginning of year	$10.24	$9.94	$9.62	$10.58	$10.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.13	0.10	0.01	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.45	0.23	0.31	(0.74)	0.19
Total from investment operations	0.58	0.33	0.32	(0.81)	0.16
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.03)	—	—	—
From net realized gains on investments	—	—	—	(0.15)	(0.13)
Total distributions	(0.12)	(0.03)	—	(0.15)	(0.13)
Net asset value, end of year	$10.70	$10.24	$9.94	$9.62	$10.58
Total return (b)	5.75%	3.33%	3.33%	(7.70)%	1.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$18,795	$21,064	$21,685	$22,473	$28,588
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.65%	1.59%	1.57%	1.55%	1.41%
Net investment income (loss), net of reimbursement (c,d)	1.32%	0.93%	0.06%	(0.73)%	(0.25)%
Portfolio turnover rate	568%	749%	163%	234%	409%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year		For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended
	April, 30, 2019		April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015

Net asset value, beginning of year	$10.68		$11.33	$11.01	$10.76	$10.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.30		0.34	0.41	0.10	0.28
Net realized and unrealized gain (loss) on investments	0.28		(0.29)	0.44	0.24	(0.17)
Total from investment operations	0.58		0.05	0.85	0.34	0.11
LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.33)	(0.49)	(0.09)	(0.25)
From net realized gains on investments	(0.00	) (e)	(0.37)	(0.04)	—	(0.02)
Total distributions	(0.30)		(0.70)	(0.53)	(0.09)	(0.27)
Net asset value, end of year	$10.96		$10.68	$11.33	$11.01	$10.76
Total return (b)	5.54%		0.38%	7.28%	3.23%	1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$529,375		$589,485	$540,726	$333,558	$228,108
Ratios to average net assets
Expenses, net of reimbursement/recapture (c)	1.20%		1.19%	1.25%	1.25%	1.25%
Expenses, before reimbursement/recapture (c)	1.20%		1.19%	1.20%	1.28%	1.29%
Net investment income, net of reimbursement/recapture (c,d)	2.86%		3.06%	3.64%	0.93%	2.55%
Portfolio turnover rate	623%		541%	355%	739%	797%
(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Tactical Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015

Net asset value, beginning of year	$9.25	$8.64	$8.59	$8.92	$8.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.09	0.04	(0.07)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.25)	0.57	0.12	(0.23)	0.03
Total from investment operations	(0.16)	0.61	0.05	(0.33)	(0.07)
LESS DISTRIBUTIONS:
From net investment income	(0.09)	—	—	—	—
Total distributions	(0.09)	—	—	—	—
Net asset value, end of year	$9.00	$9.25	$8.64	$8.59	$8.92
Total return (b)	(1.68)%	7.06%	0.58%	(3.70)%	(0.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$32,238	$51,143	$47,027	$73,074	$88,687
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.41%	1.35%	1.38%	1.42%	1.42%
Net investment Income (loss), net of reimbursement (c,d)	1.00%	0.38%	(0.88)%	(1.16)%	(1.09)%
Portfolio turnover rate	570%	761%	11%	27%	15%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Monument Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015

Net asset value, beginning of year	$10.38	$9.96	$9.33	$11.26	$11.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.11	0.04	(0.08)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	1.50	0.38	0.71	(1.54)	0.92
Total from investment operations	1.61	0.42	0.63	(1.66)	0.79
LESS DISTRIBUTIONS:
From net investment income	(0.03)	—	—	—	—
From net realized gains on investments	—	—	—	(0.27)	(0.95)
Total distributions	(0.03)	—	—	(0.27)	(0.95)
Net asset value, end of year	$11.96	$10.38	$9.96	$9.33	$11.26
Total return (b)	15.53%	4.22%	6.75%	(14.84)%	6.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$28,078	$41,607	$40,832	$58,185	$84,708
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.47%	1.39%	1.32%	1.48%	1.41%
Net investment income (loss), net of reimbursement (c,d)	0.98%	0.40%	(0.88)%	(1.16)%	(1.09)%
Portfolio turnover rate	548%	752%	0%	27%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each year.

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015

Net asset value, beginning of year	$9.37	$9.29	$9.25	$10.79	$11.12
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.09	0.04	(0.08)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	0.59	0.04	0.12	(1.35)	0.13
Total from investment operations	0.68	0.08	0.04	(1.47)	0.01
LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—	—	—
From net realized gains on investments	—	—	—	(0.07)	(0.34)
Total distributions	(0.02)	—	—	(0.07)	(0.34)
Net asset value, end of year	$10.03	$9.37	$9.29	$9.25	$10.79
Total return (b)	7.29%	0.86%	0.43%	(13.62)%	0.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$43,971	$65,004	$61,905	$88,577	$115,507
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.39%	1.32%	1.28%	1.40%	1.35%
Net investment income (loss), net of reimbursement (c,d)	0.99%	0.38%	(0.88)%	(1.17)%	(1.10)%
Portfolio turnover rate	565%	756%	13%	18%	18%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each year

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015

Net asset value, beginning of year	$9.70	$10.45	$10.10	$10.04	$10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.19	0.21	0.23	0.11	0.19
Net realized and unrealized gain (loss) on investments	0.24	(0.51)	0.39	0.06	(0.06)
Total from investment operations	0.43	(0.30)	0.62	0.17	0.13
LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.21)	(0.26)	(0.11)	(0.18)
From net realized gains on investments	—	(0.24)	(0.01)	—	(0.06)
Total distributions	(0.20)	(0.45)	(0.27)	(0.11)	(0.24)
Net asset value, end of year	$9.93	$9.70	$10.45	$10.10	$10.04
Total return (b)	4.48%	(3.03)%	5.90%	1.72%	1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$61,349	$100,405	$109,076	$92,398	$86,839
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.30%	1.30%	1.27%	1.37%	1.37%
Net investment income, net of reimbursement (c,d)	2.02%	2.05%	2.25%	1.13%	1.84%
Portfolio turnover rate	666%	650%	496%	496%	632%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each year/period

	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended
	April, 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016*

Net asset value, beginning of year/period	$10.99	$11.66	$11.00	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.10	0.06	(0.07)	(0.01)
Net realized and unrealized gain on investments	0.67	0.81	1.09	1.01
Total from investment operations	0.77	0.87	1.02	1.00
LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.02)	—	—
From net realized gains on investments	(0.09)	(1.52)	(0.36)	—
Total distributions	(0.13)	(1.54)	(0.36)	—
Net asset value, end of year/period	$11.63	$10.99	$11.66	$11.00
Total return (b)	7.32%	7.17%	9.49%	10.00	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$115,836	$122,416	$98,716	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25%	1.25%	1.25%	1.25	% (e)
Expenses, before reimbursement (c)	1.26%	1.28%	1.27%	1.83	% (e)
Net investment Income (loss), net of reimbursement (c,d)	0.93%	0.49%	(0.61)%	(0.28	)% (e)
Portfolio turnover rate	854%	933%	1741%	385	% (f)

*	The Fund commenced operations on January 7, 2016.

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the year/period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized for periods of less than one year.

(f)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements
April 30, 2019

NOTE 1. ORGANIZATION

The Toews Tactical Growth Allocation Fund (the “Growth Allocation Fund”), Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Tactical Oceana Fund (the “Oceana Fund”), Toews Tactical Monument Fund (the “Monument Fund”), Toews Tactical Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Tactical Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tactical Defensive Alpha Fund is a nondiversified fund. The Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Growth Allocation Fund	Long Term Growth of Capital
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
Monument Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Tactical Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$12,072,080	$—	$—	$12,072,080
Mutual Funds*	3,812,874	—	—	3,812,874
Purchased Options Contracts	—	30,385	—	30,385
Futures Contracts**	643,551	—	—	643,551
Total	$16,528,505	$30,385	$—	$16,558,890

Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$19,781,010	$—	$—	$19,781,010
Mutual Funds*	507,531,398	—	—	507,531,398
Total	$527,312,408	$—	$—	$527,312,408
Liability
Futures Contracts**	$(2,040)	$—	$—	$(2,040)
Total	$(2,040)	$—	$—	$(2,040)

Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$26,714,970	$—	$—	$26,714,970
Purchased Options Contracts	—	65,195	—	65,195
Futures Contracts**	1,240,192	—	—	1,240,192
Total	$27,955,162	$65,195	$—	$28,020,357

Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$22,925,900	$—	$—	$22,925,900
Purchased Options Contracts	—	56,050	—	56,050
Futures Contracts**	1,736,817	—	—	1,736,817
Total	$24,662,717	$56,050	$—	$24,718,767

Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$36,080,020	$—	$—	$36,080,020
Purchased Options Contracts	—	85,560	—	85,560
Futures Contracts**	1,516,560	—	—	1,516,560
Total	$37,596,580	$85,560	$—	$37,682,140

Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$32,404,557	$—	$—	$32,404,557
Mutual Funds*	28,975,242	—	—	28,975,242
Total	$61,379,799	$—	$—	$61,379,799

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$92,606,370	$—	$—	$92,606,370
Purchased Options Contracts	—	233,935		233,935
Futures Contracts**	4,721,750	—	—	4,721,750
Total	$97,328,120	$233,935	$—	$97,562,055

*	Please refer to the Portfolio of Investments for industry classifications.

**	Represents cumulative unrealized appreciation (depreciation) at April 30, 2019

There were no transfers into or out of Level 1, Level 2 or Level 3 during the year presented.

It is the Funds’ policy to record transfers into or out of any Level at the end of the year.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income	Unconstrained
	Fund	Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$749,219	$1,948,940
Cost of purchases	—	—
Total realized loss	(51,719)	(135,440)
Change in unrealized depreciation	—	—
Proceeds from sales of investments	(697,500)	(1,813,500)
Net Transfers in/out of level 3	—	—
Ending balance	$—	$—

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at April 30, 2019 was $0 and $0 for Tactical Income Fund and Unconstrained Income Fund, respectively.

The unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investments are the investment’s interest payments, which are evaluated to determine if the payments are expected to continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Mortgage Notes – The Funds may invest in various tranches of private, short-term mortgage notes. During the year ended April 30, 2019, the Fund invested in mortgage note investments which represented first lien interest on properties in New York City, New York, and entitled the Funds to receive returns that were typically greater than traditional fixed income investments. As of April 30, 2019, the Funds no longer held mortgage notes. The Funds may purchase these Notes to gain a higher yield than traditional debt obligations. Based on the nature of these short-term mortgage notes, the valuation committee will meet periodically and review each investment in order to determine their value. The valuation committee will review property appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the properties are located in to determine the fair market value of the investments. Mortgage notes are thinly traded and for this reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee. For this reason, and based on the nature of the inputs, mortgage notes have

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

been determined to be Level 3 investments. Mortgage note investments are subject to credit and interest rate risk of the issuer. Other risks include the underlying collateral associated with the mortgage notes.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity.

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

For the year ended April 30, 2019, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures and purchased options contracts subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
	Statements of Assets	Operations
	and Liabilities	Change in Unrealized	Statements of
	Unrealized Appreciation	Appreciation	Operations Realized
	(Depreciation) from	(Depreciation) on	Gain (Loss) on
Fund	Futures Contracts*	Futures Contracts	Futures Contracts
Growth Allocation Fund	$643,551	$673,264	$23,276
Tactical Income Fund	(2,040)	(2,040)	38,024
Oceana Fund	1,240,192	1,479,270	(3,365,318)
Monument Fund	1,736,817	1,736,817	2,329,781
Opportunity Fund	1,516,560	1,516,560	1,270,408
Tactical Defensive Alpha Fund	4,721,750	4,894,401	(178,662)

		Statements of
		Operations
		Change in Unrealized	Statements of
		Appreciation	Operations Realized
	Statements of Assets	(Depreciation) on	Gain (Loss) on
	and Liabilities	Purchased Options	Purchased Options
Fund	Investments at Value	Contracts	Contracts
Growth Allocation Fund	$30,385	$7,173	$(165,612)
Oceana Fund	65,195	10,557	(341,570)
Monument Fund	56,050	34,539	(371,952)
Opportunity Fund	85,560	49,238	(373,246)
Tactical Defensive Alpha Fund	233,935	(82,413)	(1,030,962)

Such figures can be found on the Statements of Operations.

*	Cumulative unrealized gain (loss) on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2019.

Growth Allocation Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets& Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$643,551	$—	$643,551	$—	$872,313	$1,515,864
Total	$643,551	$—	$643,551	$—	$872,313	$1,515,864

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

Tactical Income Fund

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$(2,040)	$—	$(2,040)	$—	$113,023	$110,983
Total	$(2,040)	$—	$(2,040)	$—	$113,023	$110,983

Oceana Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$1,240,192	$—	$1,240,192	$—	$1,753,748	$2,993,940
Total	$1,240,192	$—	$1,240,192	$—	$1,753,748	$2,993,940

Monument Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$1,736,817	$—	$1,736,817	$—	$670,599	$2,407,416
Total	$1,736,817	$—	$1,736,817	$—	$670,599	$2,407,416

Opportunity Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$1,516,560	$—	$1,516,560	$—	$2,329,395	$3,845,955
Total	$1,516,560	$—	$1,516,560	$—	$2,329,395	$3,845,955

Tactical Defensive Alpha Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Futures contracts	$4,721,750	$—	$4,721,750	$—	$5,421,795	$10,143,545
Total	$4,721,750	$—	$4,721,750	$—	$5,421,795	$10,143,545

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2016 to April 30, 2018, or expected to be taken in the Funds’ April 30, 2019 year-end tax returns. The Funds identify their major tax jurisdictions as United States federal and Nebraska. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Tactical Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Tactical Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2019, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the year ended April 30, 2019, the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees Waived
Growth Allocation Fund	$196,287	$79,429
Tactical Income Fund	5,411,076	—
Oceana Fund	374,334	60,510
Monument Fund	315,942	69,063
Opportunity Fund	504,900	68,407
Unconstrained Income Fund	703,674	38,366
Tactical Defensive Alpha Fund	1,155,249	13,157

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2020	April 30, 2021	April 30, 2022	Total
Growth Allocation Fund	$66,323	$73,420	$79,429	$219,172
Oceana Fund	72,455	48,256	60,510	181,221
Monument Fund	36,590	59,749	69,063	165,402
Opportunity Fund	25,538	44,849	68,407	138,794
Unconstrained Income Fund	21,954	56,644	38,366	116,964
Tactical Defensive Alpha Fund	15,558	28,594	13,157	57,309

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the year ended April 30, 2019, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended April 30, 2019, amounted to the following:

Fund	Purchases	Sales
Growth Allocation Fund	$83,819,209	$82,776,037
Tactical Income Fund	2,233,834,179	2,129,188,028
Oceana Fund	163,213,216	177,784,224
Monument Fund	137,007,100	147,811,632
Opportunity Fund	221,383,977	237,923,815
Unconstrained Income Fund	384,669,231	403,800,300
Tactical Defensive Alpha Fund	837,719,883	862,701,739

NOTE 5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investments. The Funds may redeem their investment from the investments at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Growth Allocation Fund	iShares Core U.S. Aggregate Bond ETF	32.4%
	Vanguard Total Bond Market ETF	31.9%
Tactical Income Fund	BlackRock High Yield Bond Portfolio	51.1%
	PIMCO High Yield Fund	25.6%
Oceana Fund	iShares Core U.S. Aggregate Bond ETF	41.4%
	Vanguard Total Bond Market ETF	41.4%
Monument Fund	iShares Core U.S. Aggregate Bond ETF	41.0%
	Vanguard Total Bond Market ETF	40.7%
Opportunity Fund	iShares Core U.S. Aggregate Bond ETF	41.0%
	Vanguard Total Bond Market ETF	41.1%
Unconstrained Income Fund	BlackRock High Yield Bond Portfolio	25.5%
	iShares TIPS Bond ETF	25.0%
Defensive Alpha Fund	iShares Core U.S. Aggregate Bond ETF	40.0%
	Vanguard Total Bond Market ETF	40.0%

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

NOTE 6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Growth Allocation Fund	$16,324,284	$234,752	$(146)	$234,606
Tactical Income Fund	514,189,610	13,120,765	(7)	13,120,758
Oceana Fund	27,722,810	297,547	—	297,547
Monument Fund	24,466,255	252,512	—	252,512
Opportunity Fund	37,278,020	404,120	—	404,120
Unconstrained Income Fund	59,613,031	1,766,787	(19)	1,766,768
Tactical Defensive Alpha Fund	96,547,404	1,014,652	(1)	1,014,651

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the periods ended April 30, 2019 and April 30, 2018 was as follows:

For the period ended April 30, 2019:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Growth Allocation Fund	$223,675	$—	$—	$223,675
Tactical Income Fund	15,106,967	2	—	15,106,969
Oceana Fund	333,769	—	—	333,769
Monument Fund	71,389	—	—	71,389
Opportunity Fund	98,022	—	—	98,022
Unconstrained Income Fund	1,404,753	—	—	1,404,753
Tactical Defensive Alpha Fund	1,326,879	—	—	1,326,879

For the period ended April 30, 2018:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Growth Allocation Fund	$66,183	$—	$—	$66,183
Tactical Income Fund	37,239,789	—	—	37,239,789
Oceana Fund	—	—	—	—
Monument Fund	—	—	—	—
Opportunity Fund	—	—	—	—
Unconstrained Income Fund	3,874,764	780,494	110,275	4,765,533
Tactical Defensive Alpha Fund	7,728,701	6,745,067	—	14,473,768

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Growth Allocation Fund	$169,972	$—	$—	$(138,063)	$—	$234,606	$266,515
Tactical Income Fund	1,150,160	—	—	(16,909,239)	—	13,120,758	(2,638,321)
Oceana Fund	116,797	—	—	(4,307,971)	—	297,547	(3,893,627)
Monument Fund	310,693	—	—	(3,146,290)	—	252,512	(2,583,085)
Opportunity Fund	498,634	—	—	(11,168,210)	—	404,120	(10,265,456)
Unconstrained Income Fund	51,046	—	—	(4,637,258)	—	1,766,768	(2,819,444)
Tactical Defensive Alpha Fund	3,776,346	1,411,591	—	—	—	1,014,651	6,202,588

Toews Funds
Notes to Financial Statements (Continued)
April 30, 2019

The difference between book basis and tax basis unrealized appreciation (depreciation) and total accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

At April 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Portfolio	Expiring	Non-Expiring Short-Term	Non-Expiring Long-Term	Total	CLCF Utilized
Growth Allocation Fund	$—	$138,063	$—	$138,063	$—
Tactical Income Fund	—	16,879,111	30,128	16,909,239	—
Oceana Fund	—	2,528,209	1,779,762	4,307,971	—
Monument Fund	—	1,926,573	1,219,717	3,146,290	2,470,102
Opportunity Fund	—	5,509,901	5,658,309	11,168,210	—
Unconstrained Income Fund	—	4,637,258	—	4,637,258	—
Tactical Defensive Alpha Fund	—	—	—	—	—

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2019, TD Ameritrade, Inc. account holding shares for the benefit of others, held approximately 38.45%, 57.68%, 82.78%, 80.43%, 83.48%, 69.91% and 69.08% respectively of the voting securities of the Growth Allocation Fund, Tactical Income Fund, Oceana Fund, Monument Fund, Opportunity Fund, Unconstrained Income Fund and Tactical Defensive Alpha Fund.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To Board of Trustees of Northern Lights Fund Trust and Shareholders of Toews Tactical Growth Allocation Fund, Toews Tactical Income Fund, Toews Tactical Oceana Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Unconstrained Income Fund and Toews Defensive Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities for each of the funds indicated in the table below (hereafter collectively referred to as the “Funds”), each a separate series of the Northern Lights Fund Trust, including the portfolios of investments, as of April 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds listed below as of April 30, 2019, and the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the	Statement of	Statement of Changes	Financial Highlights
Toews Investment Funds	Operations	in Net Assets
Toews Tactical Growth Allocation Fund	For the year ended	For the years ended	For the years ended April 30,
Toews Tactical Income Fund	April 30, 2019	April 30, 2019 and 2018	2019, 2018, 2017, 2016, 2015
Toews Tactical Oceana Fund
Toews Tactical Monument Fund
Toews Tactical Opportunity Fund
Toews Unconstrained Income Fund
Toews Tactical Defensive Alpha Fund	For the year ended April 30, 2019	For the years ended April 30, 2019 and 2018	For the years ended April 30, 2019, 2018, 2017 and for the period from January 7, 2016 (commencement of operations) to April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of April 30, 2019, by correspondence with the custodians, brokers and underlying managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor to one or more of the Toews Funds since 2013.

Denver, Colorado

July 1, 2019

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on November 1, 2018 and held April 30, 2019.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	11/01/18	4/30/19	Period*	11/01/18	4/30/19	Period*	Ratio

Tactical Growth Allocation Fund	$1,000.00	$1,061.10	$6.53	$1,000.00	$1,018.59	$6.26	1.25%
Tactical Income Fund	$1,000.00	$1,058.10	$6.22	$1,000.00	$1,018.75	$6.10	1.22%
Tactical Oceana Fund	$1,000.00	$1,103.70	$6.52	$1,000.00	$1,018.60	$6.26	1.25%
Tactical Monument Fund	$1,000.00	$1,149.70	$6.66	$1,000.00	$1,018.60	$6.25	1.25%
Tactical Opportunity Fund	$1,000.00	$1,112.00	$6.54	$1,000.00	$1,018.60	$6.26	1.25%
Toews Unconstrained Income Fund	$1,000.00	$1,050.50	$6.35	$1,000.00	$1,018.60	$6.25	1.25%
Tactical Defensive Alpha Fund	$1,000.00	$1,108.50	$6.53	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ended April 30, 2019).

Toews Tactical Income Fund (“Toews Income”), Toews Tactical Monument Fund (“Toews Monument”), Toews Tactical Opportunity Fund (“Toews Opportunity”), Toews Tactical Oceana Fund (“Toews Oceana”), Toews Tactical Growth Allocation Fund (“Toews Growth”), Toews Unconstrained Income Fund (“Toews Unconstrained), Toews Tactical Defensive Alpha Fund (“Toews Defensive”) & Toews (Adviser – Toews Corporation)*

In connection with the regular meeting held on May 21-22, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Toews Income, Toews Monument, Toews Opportunity, Toews Oceana, Toews Growth, Toews Unconstrained, Toews Defensive (each a “Fund” and collectively referred to as the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that Toews was founded in 1995 and managed approximately $1.9 billion in assets, providing tactical investment strategies in a variety of asset classes through separately managed accounts, mutual funds, and asset management platforms. They reviewed the background information of the Adviser’s key investment personnel. The Trustees discussed the Adviser’s investment process and noted that it was based on proprietary algorithms that used technical analysis for all of the Fund’s respective strategies to detect when to make an investment, when to exit the investment, and when to re-purchase such investment. The Trustees acknowledged that although the Adviser had risk mitigation processes in place for each of the Funds, the Adviser may struggle when markets lacked a clear trend and were in a period of uncertainty, resulting in multiple buy/sell signals and causing whipsaws. The Trustees noted that the Adviser monitored compliance with each Fund’s investment limitations by reviewing each Fund’s position holdings report daily to ensure that each Fund complied with regulatory limits and disclosure in the Funds’ prospectuses. They reviewed the Adviser’s broker-dealer selection process. The Trustees noted that the Adviser reported no material compliance or litigation issues since its advisory contract was last approved for renewal. After further discussion, the Trustees agreed that the Adviser remained consistent in its investment process. The Trustees considered the Adviser’s conviction that utilizing the proprietary algorithms were the optimum way to execute its strategies. The Trustees concluded that the Adviser should continue to provide quality service to the Funds and its shareholders.

Performance.

Toews Income. The Trustees discussed the Fund’s investment objective and strategy. The Trustees noted that the Fund had outperformed the peer group median over the three-, five- and since-inception periods, but lagged its peer group median in the last year by 91 basis points. The Trustees considered the Adviser’s explanation of the recent underperformance that its defensive moves had proved unnecessary. The Trustees acknowledged that the Fund had a top quartile Sharpe ratio for the category since inception, showing that the Fund had lower risk than the category. The Trustees remarked that the Adviser had remained consistent in its portfolio investment approach. They agreed that the Fund’s performance was satisfactory.

Toews Monument. The Trustees discussed the Fund’s investment objective and strategy. The Trustees stated that the Fund’s one-year performance of 23.51% had significantly out-performed the peer group median (15.00%) and category median (13.90%). They observed that since inception, the Fund (6.34%) performed in-line with the category median (6.34%) and slightly better than the peer group median (5.56%). Over the five-year period, the Trustees noted that the Fund (7.28%) performed in-line with the category median (7.32%) and better than the peer group median (6.08%). However, in the three-year period, the Trustees observed that the Fund had lagged both comparison groups. The Trustees acknowledged that the Adviser’s proprietary algorithms operated best in long-trending markets as in 2017 and was much less effective during volatile markets over the last two to three years. The Trustees discussed how the Fund had generated returns with slightly lower standard deviation than the index during an unfavorable market environment for the strategy. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Opportunity. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that the Fund’s performance ranked in the bottom quartile for the three-, five- and since-inception periods while in the second quartile over the last year. The Trustees acknowledged that the category might not be the best comparison as the Fund is a small and mid-cap fund while the long/short equity category is composed of mostly large cap funds. The Trustees noted that the Adviser’s confidence that its algorithms would perform better in the longer term, despite the recent underperformance of the Fund. The Trustees discussed the Adviser’s concerns over a sustained downturn and the Adviser’s belief that in those market conditions, the Fund’s strategy would outperform the market. The Trustees concluded that although the Fund’s performance warranted continued review, in light of the Adviser’s dedication to the strategy, the Fund’s recent performance and the strategy was employed in accordance with the Fund’s prospectus and the Adviser was capable of providing positive returns for shareholders.

Toews Oceana. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that over the three- and five-year periods, the Fund had been in the bottom two quartiles and lagged the category median and slightly lagged the peer median. The Trustees noted, however, that this slight underperformance was balanced by the Fund’s strong risk metrics. The Trustees acknowledged that the Adviser was willing to give up some returns for the lower risk and that this Fund was usually paired with other fully invested funds in a portfolio. The Trustees stated that the Fund performed at the top of its peer group in the one-year period with returns of 21.92%, outpacing the peer group median (13.52%) and category median (13.90%). After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Toews Growth. The Trustees discussed the Fund’s investment objective and strategy. The Trustees reviewed the Fund’s performance and noted that over the three-year, five-year and since-inception periods, the Fund ranked in the third and fourth quartiles as the extended bull market had not seen any major declines and had also exhibited volatile whipsaws, whereas the strategy performed best in sustained up or down markets. The Trustees noted that the Fund did perform better in the one-year period with a return of 15.09%, out-performing the category median (14.17%) as the algorithm kept the Fund invested longer, capturing more upside than in previous years. The Trustees considered that the Fund continued to generate positive returns, with lower standard deviation than the S&P 500 index. After further discussion, it was the Trustees’ consensus that the Fund’s performance was satisfactory.

Toews Unconstrained. The Trustees discussed the Fund’s investment objective and strategy. The Trustees evaluated the Fund’s performance, noting that the Fund outperformed its index over the three-year and since-inception periods. The Trustees discussed how the moves to reduce the Fund’s standard deviation had sacrificed significant upside that in the one- and three-year periods, the Fund’s other risk metrics had generally ranked in the bottom two quartiles. The Trustees remarked that the Fund appeared to be providing reasonable performance compared to the index in the longer term periods. The Trustees concluded that the Fund’s performance was satisfactory at this time.

Toews Defensive. The Trustees discussed the Fund’s investment objective and strategy. They noted that the Fund had performed in the top two quartiles compared to the peer and category medians in its first two years of operations. The Trustees considered that the Fund returned 17.06% in the one-year period, comparing well to the category median (13.90%) and peer group median (13.48%). The Trustees stated that the Fund had showed solid performance and risk-limiting characteristics in-line with its stated objectives. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

Toews Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the peer group median but higher than the category median (0.60%). They further noted that the Fund’s net expense ratio (1.17%) was lower than the peer group median (1.54%) but higher than the category median (0.74%). In both cases, the Trustees stated that the Fund was well within the range of the category. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Monument. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than both the peer group median (1.03%) and category median (1.25%). They further noted that the Fund’s net expense ratio (1.25%) was lower than the peer group median (1.63%) and category median (1.59%). After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Opportunity. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the medians of the peer group and category (both 1.25%). They further noted that the Fund’s net expense ratio (1.25%) was lower than the peer group median (1.70%) and category median (1.59%). After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Oceana. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was lower than the medians of the peer group and category (both 1.25%). They further noted that the Fund’s net expense ratio of 1.25% was lower than medians of both the peer group median (1.60%) and category median (1.59%). After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the peer group median but higher than the category median (0.60%). They further noted that the Fund’s net expense ratio (1.25%) was lower than the peer group median (1.53%)and higher than the category median (1.03%), but well within the range of the category. After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Unconstrained. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was equal to the peer group median, but higher than the category median (0.67%). They further noted that the Fund’s net expense ratio (1.25%) was lower than the peer group median (1.54%) but higher than the category median (0.78%). After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Toews Defensive. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.00% was slightly higher than the peer group median (0.95%) but lower than the category median (1.10%), and well within the range of both comparison groups. They further noted that the Fund’s net expense ratio (1.25%) was lower than the category median (1.59%). After further discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Trustees discussed the Adviser’s projections for assets for each Fund and noted the absence of breakpoints at this time, but concluded that, given the size of the Funds, breakpoints were not necessary at this time. After discussion, it was the consensus of the Trustees that based on current size of each Fund, economies do not appear to have been reached by the Adviser at this time. The Trustees agreed to revisit the matter of economies of scale at the next renewal of the advisory agreement and as each Fund’s size increases.

Profitability.

The Trustees reviewed information provided by Toews regarding the profitability of the adviser with respect to each Fund. They considered that the adviser realized profits with respect to each Toews Fund except for Toews Growth. They noted that each Fund’s profits, both in dollar amount and as a percentage of income, was not unreasonable and, in each case, was not excessive.

Conclusion.

Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that the renewal of the Advisory Agreement was in the best interests of the shareholders of Toews Oceana, Toews Income, Toews Defensive, Toews Monument, Toews Opportunity, Toews Growth, and Toews Unconstrained.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2019

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	7	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007)

4/30/19 – NLFT_v2

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of April 30, 2019, the Trust was comprised of 83 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

4/30/19 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877- 558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800- SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 - $101,250

2018 - $99,500

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019 – $23,100

2018 – $22,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2019 2018

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $23,100

2018 - $22,750

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 7/8/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/8/19